FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires certain disclosures about fair value measurements. In general, fair values of financial instruments are based upon quoted market prices, when available. If such quoted market prices are not available, fair value is based upon models that use, as inputs, observable market-based parameters to the greatest extent possible.

Additionally, ASC 820 established a fair value hierarchy to categorize the use of inputs into the following three levels:

Level 1—Quoted prices, unadjusted, for identical assets or liabilities in active markets.

Level 2—Pricing inputs are other than quoted prices in active markets and include 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, and 3) or inputs that are derived principally from or can be corroborated by observable market data by correlation or other means.

Level 3—Pricing inputs are unobservable and significant to the fair value measurement. Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
Financial Assets and Liabilities Recorded at Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities	$—	$—	590,455	$590,455
Liabilities:
Warrant liability	$2,492	$1,343	$—	$3,835

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$909	490	$—	$1,400

There were no transfers between levels during the periods ended June 30, 2023 and December 31, 2022.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 1 and 2)

Warrant liability (Level 1 and 2)

The Company used the value of the Public Warrants (Level 1) as an approximation of the value of the Private Warrants as they are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.
The following tables summarize the Warrant liability activity for the three and six months ended June 30, 2023 and 2022 (in thousands):

Three Months Ended June 30, 2023
Balance as of March 31, 2023	$1,210
Change in fair value	2,625
Balance as of June 30, 2023	$3,835

Six Months Ended June 30, 2023
Balance as of December 31, 2022	$1,400
Change in fair value	2,435
Balance as of June 30, 2023	$3,835

Three Months Ended June 30, 2022
Balance as of March 31, 2022	$27,938
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(6,878)
Reclassification	(20,575)
Balance as of June 30, 2022	$6,079

Six Months Ended June 30, 2022
Balance as of December 31, 2021	$27,469
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(6,409)
Reclassification	(20,575)
Balance as of June 30, 2022	$6,079
(1) See Note 3 to the Company’s Annual Report on Form 20-F for additional information.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 3)

Investments in Loans and Securities Available for Sale (Level 3)

As of June 30, 2023, the Company held investments in loans and securities classified as available for sale. These assets are measured at fair value using a discounted cash flow model, and presented within investments in loans and securities on the consolidated balance sheets. Changes in the fair value, other than declines in fair value due to credit, are reflected in other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss). Declines in fair value due to credit are reflected in other (loss) income, net on the consolidated statements of operations and comprehensive income (loss).

The following tables summarize the activity related to the fair value of the investments in loans and securities available for sale for the three and six months ended June 30, 2023 (in thousands):

Three Months Ended June 30, 2023
Balance as of March 31, 2023	$507,166
Additions	151,607
Cash received	(65,375)
Change in fair value	7,037
Credit-related impairment loss	(9,980)
Balance as of June 30, 2023	$590,455

Six Months Ended June 30, 2023
Balance as of December 31, 2022	$—
Transfer from held-to-maturity to available for sale at fair value	480,437
Additions	273,339
Cash received	(91,360)
Change in fair value	6,366
Credit-related impairment loss	(78,327)
Balance as of June 30, 2023	$590,455

Significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities are the discount rate, loss rate, and prepayment rate. Significant increases or decreases in any of the inputs in isolation could result in a significantly lower or higher fair value measurement.

The following tables present quantitative information about the significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities as of June 30, 2023:

	June 30, 2023
Unobservable Input	Minimum	Maximum	Weighted Average
Discount rate	6.0%	15.0%	14.8%
Loss rate	4.6%	23.9%	16.7%
Prepayment rate	7.8%	28.4%	12.0%

Financial Assets and Liabilities Not Recorded at Fair Value
The Company believes that the carrying amount of cash and cash equivalents, fees and other receivables, accounts payables and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

The below tables contain information about assets that are not measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30, 2023
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$331,368	$331,368	$—	$—	$331,368
Fees and other receivables	105,539		105,539		105,539
Total	$436,907	$331,368	$105,539	$—	$436,907

	December 31, 2022
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$337,076	$337,076	$—	$—	$337,076
Investments in loans and securities, held-to-maturity	463,976	—	—	480,437	480,437
Fees and other receivables	97,993	—	97,993	—	97,993
Total	$899,045	$337,076	$97,993	$480,437	$915,506